VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549	September 18, 2020

Re:	John Hancock Investment Trust (the “Trust”), on behalf of: John Hancock Infrastructure Fund (the “Fund”) File No. 811-00560
Preliminary Proxy Materials on Schedule 14A under the Securities Exchange Act of 1934

Ladies and Gentlemen:

On behalf of the Fund, we transmit herewith for filing with the Securities and Exchange Commission pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, the Fund’s preliminary proxy statement and form of proxy (the “Proxy Materials”) relating to a special meeting of shareholders of the Fund to be held on December 18, 2020. It is anticipated that the Proxy Materials will be first sent to the Fund’s shareholders on or about November 10, 2020.

If you have any questions or comments concerning the foregoing, please call me at (617) 572-4575.

Very truly yours,
/s/ Sarah M. Coutu
Sarah M. Coutu